Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Allowance for credit losses		$ (19,619)		$ (19,255)
Due to related parties		7,668,939		7,553,901
Repayment of loans from a related party		94,261	$ 782,536
Repayment of interest-free loans from a related party		150,000
Zhizhen Guorui [Member]
Related Party Transaction [Line Items]
Due from related parties, current	[1]	13,823,051		13,587,536
Total	[1]	13,823,051		13,587,536
Nature Technology service fee payable		79,596	288,037
Shanghai Aoshu [Member]
Related Party Transaction [Line Items]
Due from related parties, current	[2]	19,619		19,255
Total	[2]	19,619		19,255
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current		13,823,051		13,587,536
Total		13,823,051		13,587,536
Due to related parties, current		68,338		217,068
Due to related parties-non current		7,600,601		7,336,833
Shanghai Shenghan [Member]
Related Party Transaction [Line Items]
Due to related parties, current		68,338		67,068
Nature Technology service fee payable		3,378
Hui Yuan [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[3]			150,000
Due to related parties-non current	[4]	7,600,601		$ 7,336,833
Repayment of loans from a related party		94,261	782,536
Repayment of interest-free loans from a related party		$ 150,000

[1]	The balance consisted of: (i) On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024 and June 30, 2025, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,587,536 (RMB98.4 million) and $13,736,110 (RMB98.4 million). The amount due from Zhizhen Guorui is repayable on demand. The Group does not anticipate any issues with recoverability of this amount. (ii) The prepayment of $86,941 to Zhizhen Guorui for the purchase of technology development service.
[2]	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. As of December 31, 2024 and June 30, 2025, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;
[3]	In December 2024, the Group received a loan of $150,000 from Hui Yuan as advance funds for daily operational purposes. The advance was interest-free, unsecured and repayable on demand. During the six months ended June 30, 2025, the Group fully repaid the above amount.
[4]	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2024 and June 30, 2025, the corresponding balance due to Hui Yuan was $7,336,833 and $7,600,601, respectively.